UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2013

Item 1. Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of March 31, 2013 (Unaudited)

Principal Amount		Value
	COMMERCIAL PAPER – 36.7%
$5,500,000	American Crystal Sugar Co. 0.365%, 4/9/2013	$5,499,560
4,000,000	AT&T, Inc. 0.518%, 7/24/2013	3,995,044
5,750,000	Avery Dennison 0.304%, 4/1/2013	5,750,000
4,500,000	ENI Finance, Inc. 0.385%, 4/2/2013	4,499,952
4,500,000	Excel Paralubes 0.375%, 4/15/2013	4,499,352
4,500,000	Glencore International PLC 0.507%, 4/22/2013	4,498,688
5,750,000	Hasbro, Inc. 0.294%, 4/1/2013	5,750,000
4,754,000	MDU Resources Group, Inc. 0.304%, 4/1/2013	4,754,000
4,500,000	Spectra Energy 0.487%, 4/25/2013	4,498,560
	TOTAL COMMERCIAL PAPER (Cost $43,743,653)	43,745,156

	CORPORATE BONDS – 24.0%
4,000,000	Daimler Finance North America, LLC 1.635%, 7/11/20131, 2	4,011,920
5,000,000	General Electric Capital Corp. 6.900%, 9/15/2015	5,692,410
4,000,000	Goldman Sachs Group, Inc. 5.250%, 10/15/2013	4,098,580
5,500,000	International Finance Corp. 0.375%, 2/26/20153	5,503,531
5,000,000	Metropolitan Life Global Funding I 0.630%, 3/19/20141, 2	5,014,950
4,293,000	Wachovia Corp. 0.642%, 10/28/20151	4,268,041
	TOTAL CORPORATE BONDS (Cost $28,565,104)	28,589,432

	U.S. GOVERNMENT AGENCIES – 19.4%
	Federal Home Loan Banks
5,000,000	0.500%, 1/8/20163	5,003,690
9,000,000	0.600%, 4/15/20163	9,002,682
	Federal National Mortgage Association
3,579,000	5.125%, 1/2/2014	3,710,586

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

Principal Amount		Value
	U.S. GOVERNMENT AGENCIES (Continued)
	Federal National Mortgage Association (Continued)
$5,500,000	0.450%, 8/27/20153	$5,501,650
	TOTAL U.S. GOVERNMENT AGENCIES (Cost $23,196,734)	23,218,608

Number of Contracts
	PURCHASED OPTIONS CONTRACTS – 0.0%
	CALL OPTIONS – 0.0%
	CME British Pound
38	Exercise Price: $152, Expiration Date: May 6, 2013	27,550

	PUT OPTIONS – 0.0%
	CBOT 10-Year U.S. Treasury Note Futures
67	Exercise Price: $131, Expiration Date: April 26, 2013	9,422
	CME E-Mini S&P 500 Futures
57	Exercise Price: $1,450, Expiration Date: April 22, 2013	4,132
		13,554
	TOTAL PURCHASED OPTIONS CONTRACTS (Cost $80,709)	41,104

Principal Amount
SHORT-TERM INVESTMENTS – 4.2%
$5,000,000	Banco Do Brasil Certificate of Deposit, 0.400%4	5,000,000

Number of Shares
33,841	Fidelity Institutional Money Market Fund, 0.097%5	33,841
	TOTAL SHORT-TERM INVESTMENTS (Cost $5,033,841)	5,033,841

	TOTAL INVESTMENTS – 84.3% (Cost $100,620,041)	100,628,141
	Other Assets in Excess of Liabilities6 – 15.7%	18,678,172
	TOTAL NET ASSETS – 100.0%	$119,306,313

LLC – Limited Liability Company
PLC – Public Limited Company

1	Variable, floating or step rate security.
2
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.

3	Callable.
4	The rate is the annual interest rate as of period end.
5	The rate is the annualized seven-day yield at period end.
6	Includes appreciation (depreciation) on forward contracts, futures contracts and written options contracts.

See accompanying Notes to Consolidated Schedule of Investments.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

FORWARD CONTRACTS
Purchase Contracts	Currency Exchange	Currency Amount Purchased	Value At Settlement Date	Value At March 31, 2013	Unrealized Appreciation (Depreciation)
Australian Dollar	AUD per USD	21,773,936	$22,323,675	$22,534,763	$211,088
Brazilian Real	BRL per USD	14,517,446	7,299,185	7,110,953	(188,232)
British Pound	GBP per USD	18,660,859	28,204,390	28,331,320	126,930
Canadian Dollar	CAD per USD	18,394,148	17,917,734	18,062,127	144,393
Chilean Peso	CLP per USD	913,144,239	1,908,826	1,913,589	4,763
Chinese Yuan	CNY per USD	3,155,005	500,000	503,085	3,085
Columbian Peso	COP per USD	722,829,520	398,072	393,316	(4,756)
Czech Republic Koruna	CZK per USD	2,543,957	129,525	126,535	(2,990)
Euro	EUR per USD	17,780,571	23,099,830	22,800,140	(299,690)
Hungarian Forint	HUF per USD	741,823,010	3,180,347	3,093,514	(86,833)
Indian Rupee	INR per USD	294,696,678	5,307,952	5,298,857	(9,095)
Indonesian Rupiah	IDR per USD	88,092,491,730	8,997,437	8,973,860	(23,577)
Israeli Shekel	ILS per USD	1,684,037	456,597	461,907	5,310
Japanese Yen	JPY per USD	1,137,250,881	11,904,548	12,083,294	178,746
Malaysian Ringgit	MYR per USD	1,291,579	413,133	416,397	3,264
Mexican Peso	MXN per USD	72,928,154	5,756,353	5,860,527	104,174
New Zealand Dollar	NZD per USD	15,804,369	13,026,902	13,147,253	120,351
Norwegian Krone	NOK per USD	58,917,550	10,218,090	10,054,847	(163,243)
Peruvian Nuevo Sol	PEN per USD	2,501,229	964,454	963,811	(643)
Philippine Peso	PHP per USD	1,267,259	31,166	31,131	(35)
Polish Zloty	PLN per USD	7,717,718	2,404,437	2,353,039	(51,398)
Russian Ruble	RUB per USD	78,931,334	2,527,126	2,502,981	(24,145)
Singapore Dollar	SGD per USD	537,501	431,510	433,405	1,895
South African Rand	ZAR per USD	273,156	29,322	29,277	(45)
South Korean Won	KRW per USD	1,056,157,605	966,968	944,252	(22,716)
Swedish Krona	SEK per USD	59,117,724	9,238,710	9,053,890	(184,820)
Taiwan Dollar	TWD per USD	4,295,976	144,708	144,157	(551)
Thai Baht	THB per USD	16,045,011	540,177	545,330	5,153
Turkish Lira	TRY per USD	10,013,117	5,494,344	5,474,003	(20,341)
			183,815,518	183,641,560	(173,958)

Sale Contracts
Australian Dollar	USD per AUD	(15,931,379)	(16,510,929)	(16,488,054)	22,875
Brazilian Real	USD per BRL	(6,965,358)	(3,432,393)	(3,411,780)	20,613
British Pound	USD per GBP	(18,456,480)	(27,753,133)	(28,021,028)	(267,895)
Canadian Dollar	USD per CAD	(36,751,839)	(35,832,600)	(36,088,455)	(255,855)
Chilean Peso	USD per CLP	(92,348,849)	(192,957)	(193,527)	(570)
Chinese Yuan	USD per CNY	(3,149,211)	(500,000)	(502,160)	(2,160)
Columbian Peso	USD per COP	(721,466,232)	(392,633)	(392,574)	59
Czech Republic Koruna	USD per CZK	(71,257,223)	(3,612,352)	(3,544,300)	68,052
Euro	USD per EUR	(30,695,444)	(39,796,370)	(39,360,965)	435,405
Hungarian Forint	USD per HUF	(382,670,473)	(1,605,193)	(1,595,793)	9,400
Indian Rupee	USD per INR	(12,465,805)	(224,942)	(224,144)	798
Indonesian Rupiah	USD per IDR	(4,625,738,127)	(470,118)	(471,218)	(1,100)
Israeli Shekel	USD per ILS	(1,905,011)	(514,909)	(522,517)	(7,608)
Japanese Yen	USD per JPY	(1,158,168,320)	(12,210,423)	(12,305,542)	(95,119)
Malaysian Ringgit	USD per MYR	(200,688)	(64,168)	(64,701)	(533)
Mexican Peso	USD per MXN	(3,540,408)	(283,736)	(284,508)	(772)
New Zealand Dollar	USD per NZD	(8,599,932)	(7,102,743)	(7,154,064)	(51,321)
Norwegian Krone	USD per NOK	(35,899,199)	(6,164,721)	(6,126,544)	38,177
Peruvian Nuevo Sol	USD per PEN	(2,502,611)	(961,383)	(964,343)	(2,960)
Philippine Peso	USD per PHP	(59,988,176)	(1,474,130)	(1,473,653)	477
Polish Zloty	USD per PLN	(2,056,479)	(631,980)	(626,996)	4,984
Russian Ruble	USD per RUB	(9,925,412)	(316,507)	(314,744)	1,763
Singapore Dollar	USD per SGD	(4,768,970)	(3,821,419)	(3,845,385)	(23,966)
South African Rand	USD per ZAR	(10,950,864)	(1,174,080)	(1,173,720)	360
South Korean Won	USD per KRW	(1,681,891,664)	(1,506,831)	(1,503,687)	3,144
Swedish Krona	USD per SEK	(39,416,866)	(6,078,760)	(6,036,700)	42,060
Taiwan Dollar	USD per TWD	(48,684,154)	(1,645,348)	(1,633,661)	11,687
Thai Baht	USD per THB	(1,947,085)	(65,986)	(66,177)	(191)
Turkish Lira	USD per TRY	(1,586,360)	(865,086)	(867,236)	(2,150)
			(175,205,830)	(175,258,176)	(52,346)
TOTAL FORWARD CONTRACTS			$8,609,688	$8,383,384	$(226,304)

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

FUTURES CONTRACTS
					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts	Date	Contracts	Trade Date	March 31, 2013	(Depreciation)
Bond Futures
CBOT 2-Year U.S. Treasury Note	June 2013	124	$27,335,541	$27,336,385	$844
CBOT 5-Year U.S. Treasury Note	June 2013	252	31,221,478	31,262,361	40,883
CBOT 10-Year U.S. Treasury Note	June 2013	663	87,111,934	87,506,961	395,027
CBOT U.S. Long Bond	June 2013	14	2,024,465	2,022,590	(1,875)
Eurex 2-Year Euro SCHATZ	June 2013	177	19,597,778	19,620,307	22,529
Eurex 5-Year Euro BOBL	June 2013	85	10,729,228	10,783,245	54,017
Eurex 10-Year Euro BUND	June 2013	365	52,595,185	53,247,777	652,592
Eurex 30-Year Euro BUXL	June 2013	6	803,664	815,329	11,665
Eurex Euro-BTP Italian Bond Index	June 2013	8	871,947	867,012	(4,935)
Eurex French Government Bond	June 2013	4	539,366	545,416	6,050
LIFFE Long Gilt Government Bond	June 2013	245	28,586,130	29,365,171	779,041
MSE 10-Year Canadian Bond	June 2013	28	3,772,615	3,780,520	7,905
PMI 10-Year Swedish Government Bond	June 2013	62	84,032,568	84,261,641	229,073
SFE 3-Year Australian Bond	June 2013	16	1,552,611	1,557,689	5,078
SFE 10-Year Australian Bond	June 2013	15	1,446,046	1,470,494	24,448
SGX 10-Year Mini Japanese Government Bond	June 2013	63	9,132,304	9,190,805	58,501
TSE 10-Year Japanese Treasury Bond	June 2013	17	24,650,191	24,805,500	155,309
Commodity Futures
CBOT Corn	May 2013	74	2,684,792	2,572,617	(112,175)
CBOT Corn	July 2013	24	824,986	811,274	(13,712)
CBOT Corn	September 2013	4	114,710	112,610	(2,100)
CBOT Soybean	May 2013	18	1,283,262	1,264,324	(18,938)
CBOT Soybean	July 2013	26	1,863,788	1,801,213	(62,575)
CBOT Soybean Meal	May 2013	22	923,876	890,176	(33,700)
CBOT Soybean Meal	July 2013	3	121,308	120,158	(1,150)
CBOT Soybean Meal	December 2013	4	141,070	138,690	(2,380)
CME Lean Hogs	April 2013	2	71,351	64,491	(6,860)
CME Lean Hogs	June 2013	1	36,366	36,436	70
EOP Rapeseed	April 2013	9	214,940	214,732	(208)
EOP Rapeseed	July 2013	1	21,577	21,833	256
ICE Brent Crude Oil	April 2013	97	10,630,033	10,657,543	27,510
ICE Brent Crude Oil	May 2013	3	327,456	329,076	1,620
ICE Gasoil	June 2013	82	7,534,898	7,554,373	19,475
LIFFE Robusta Coffee	May 2013	13	283,117	266,657	(16,460)
LIFFE Robusta Coffee	July 2013	1	21,436	20,746	(690)
LME Aluminum	May 2013	1	49,277	47,427	(1,850)
LME Lead	June 2013	2	111,086	105,566	(5,520)
LME Zinc	May 2013	1	49,977	47,096	(2,881)
LME Zinc	June 2013	6	294,921	284,144	(10,777)
NYBOT Cocoa	May 2013	25	533,460	542,575	9,115
NYBOT Cotton #2	May 2013	25	1,066,182	1,105,822	39,640
NYBOT Cotton #2	July 2013	1	41,620	44,910	3,290
NYBOT FCOJ-A	May 2013	3	61,530	60,825	(705)
NYMEX RBOB Gasoline	April 2013	39	5,116,835	5,095,327	(21,508)
NYMEX RBOB Gasoline	May 2013	2	262,844	259,035	(3,809)
NYMEX RBOB Gasoline	June 2013	1	126,307	128,004	1,697
NYMEX RBOB Gasoline	July 2013	1	124,169	126,206	2,037
NYMEX RBOB Gasoline	August 2013	1	121,808	124,101	2,293
NYMEX Heating Oil	May 2013	21	2,664,787	2,675,182	10,395
NYMEX Heating Oil	June 2013	1	131,914	127,181	(4,733)
NYMEX Heating Oil	July 2013	2	261,610	254,310	(7,300)
NYMEX Heating Oil	August 2013	3	377,458	381,368	3,910
NYMEX Natural Gas	April 2013	107	4,129,683	4,305,973	176,290
NYMEX Natural Gas	May 2013	7	266,592	284,672	18,080
NYMEX Natural Gas	June 2013	4	144,340	164,530	20,190
NYMEX Natural Gas	July 2013	7	263,809	289,119	25,310
NYMEX Natural Gas	August 2013	3	122,466	123,516	1,050
NYMEX Palladium	June 2013	3	224,336	230,481	6,145
NYMEX WTI Crude	April 2013	87	8,058,405	8,459,195	400,790
WCE Canola	May 2013	6	75,293	75,084	(209)
Currency Futures
CME Australian Dollar	June 2013	246	25,262,510	25,469,845	207,335
CME Canadian Dollar	June 2013	36	3,526,920	3,535,665	8,745
CME Euro	June 2013	50	8,109,600	8,014,431	(95,169)
CME Japanese Yen	June 2013	26	3,410,875	3,455,738	44,863
CME Mexican Peso	June 2013	91	3,616,181	3,658,393	42,212
CME New Zealand Dollar	June 2013	59	4,852,210	4,909,620	57,410

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts (continued)	Date	Contracts	Trade Date	March 31, 2013	(Depreciation)
Currency Futures (continued)
CME Swedish Krona	June 2013	6	$1,863,900	$1,839,000	$(24,900)
NYBOT FINEX United States Dollar	June 2013	49	4,060,983	4,075,683	14,700
Deposit Rate Futures
MSE 3-Month Canadian Bankers' Acceptance	June 2013	19	4,690,275	4,689,500	(775)
MSE 3-Month Canadian Bankers' Acceptance	September 2013	118	29,134,020	29,128,704	(5,316)
MSE 3-Month Canadian Bankers' Acceptance	December 2013	86	21,233,307	21,229,394	(3,913)
MSE 3-Month Canadian Bankers' Acceptance	March 2014	13	3,209,658	3,208,452	(1,206)
MSE 3-Month Canadian Bankers' Acceptance	June 2014	7	1,725,344	1,726,894	1,550
Index Futures
CBOT E-Mini DJIA Index	June 2013	56	4,019,817	4,059,317	39,500
CME E-Mini NASDAQ 100 Index	June 2013	113	6,319,563	6,353,185	33,622
CME E-Mini S&P 500® Index	June 2013	244	18,903,498	19,066,073	162,575
CME E-Mini S&P MidCap 400 Index	June 2013	17	1,917,159	1,956,739	39,580
CME Nikkei 225 Index	June 2013	4	235,613	249,813	14,200
EOE Amsterdam Index	April 2013	61	4,283,753	4,225,582	(58,171)
EOP CAC 40 Index	April 2013	167	6,372,780	6,201,633	(171,147)
Eurex DAX Index	June 2013	51	10,125,755	9,894,973	(230,782)
Eurex Euro STOXX 50 Index	June 2013	213	5,545,700	5,410,528	(135,172)
HKG Hang Seng China Enterprises Index	April 2013	7	3,847,557	3,842,720	(4,837)
HKG Hang Seng Index	April 2013	21	23,329,691	23,343,037	13,346
LIFFE FTSE 100 Index	June 2013	136	8,703,860	8,627,811	(76,049)
MIL FTSE per MIB Index	June 2013	37	2,870,784	2,756,821	(113,963)
MDE FTSE Bursa Malaysia Index	April 2013	1	82,644	82,927	283
MSE S&P per TSX 60 Index	June 2013	42	6,155,167	6,123,387	(31,780)
NYF Russell 2000 Mini Index	June 2013	53	4,956,473	5,029,288	72,815
NYSE LIFFE EAFE Mini Index	June 2013	4	333,003	331,848	(1,155)
NYSE LIFFE Emerging Markets Mini Index	June 2013	1	50,527	51,372	845
OSE Nikkei 225 Index	June 2013	39	4,604,205	4,850,819	246,614
OSE Nikkei 225 Mini Index	June 2013	110	1,344,902	1,365,690	20,788
SAFEX FTSE per JSE Top 40 Index	June 2013	14	5,104,889	5,090,481	(14,408)
SFE SPI 200 Index	June 2013	71	8,907,943	8,812,912	(95,031)
SGX FTSE/Xinhua China A50 Index	April 2013	1	8,487	8,002	(485)
SGX MSCI Singapore Index	April 2013	14	1,030,827	1,041,380	10,553
SGX MSCI Taiwan Index	April 2013	32	900,024	900,289	265
SGX Nikkei 225 Index	June 2013	29	1,762,030	1,800,326	38,296
SGX S&P CNX Nifty Index	April 2013	61	690,741	698,213	7,472
SSE OMXS300 Index	April 2013	271	32,180,297	32,192,049	11,752
TSE TOPIX Index	June 2013	11	1,098,420	1,147,520	49,100
Interest Rate Futures
CME 3-Month Eurodollar	June 2013	8	1,993,536	1,993,424	(112)
CME 3-Month Eurodollar	September 2013	121	30,151,968	30,138,381	(13,587)
CME 3-Month Eurodollar	December 2013	132	32,870,903	32,868,353	(2,550)
CME 3-Month Eurodollar	March 2014	196	48,810,591	48,794,716	(15,875)
CME 3-Month Eurodollar	June 2014	189	47,045,808	47,037,871	(7,937)
CME 3-Month Eurodollar	September 2014	178	44,284,095	44,282,458	(1,637)
CME 3-Month Eurodollar	December 2014	113	28,093,409	28,096,409	3,000
CME 3-Month Eurodollar	March 2015	120	29,812,631	29,817,406	4,775
CME 3-Month Eurodollar	June 2015	39	9,681,425	9,682,500	1,075
CME 3-Month Eurodollar	September 2015	42	10,415,361	10,417,348	1,987
CME 3-Month Eurodollar	December 2015	22	5,448,872	5,450,134	1,262
CME 3-Month Eurodollar	March 2016	3	742,038	742,188	150
LIFFE 2-Year Euro SwapNote	June 2013	1	110,946	110,837	(109)
LIFFE 3-Month Euro Euribor	June 2013	22	5,485,711	5,486,432	721
LIFFE 3-Month Euro Euribor	September 2013	199	49,623,364	49,597,823	(25,541)
LIFFE 3-Month Euro Euribor	December 2013	188	46,862,459	46,840,219	(22,240)
LIFFE 3-Month Euro Euribor	March 2014	209	52,082,898	52,062,997	(19,901)
LIFFE 3-Month Euro Euribor	June 2014	110	27,399,512	27,394,529	(4,983)
LIFFE 3-Month Euro Euribor	September 2014	81	20,163,601	20,164,162	561
LIFFE 3-Month Euro Euribor	December 2014	134	33,323,973	33,341,566	17,593
LIFFE 3-Month Euro Euribor	March 2015	132	32,804,308	32,826,949	22,641
LIFFE 3-Month Euro Euribor	June 2015	16	3,974,660	3,976,198	1,538
LIFFE 3-Month Euro Euribor	September 2015	19	4,716,895	4,718,017	1,122
LIFFE 3-Month Euro Euribor	December 2015	11	2,728,151	2,729,433	1,282
LIFFE 3-Month Euro Euribor	March 2016	2	495,784	495,720	(64)
LIFFE 3-Month Euro Swiss Franc	June 2013	11	2,750,621	2,750,568	(53)
LIFFE 3-Month Euro Swiss Franc	September 2013	27	6,752,626	6,754,891	2,265
LIFFE 3-Month Euro Swiss Franc	December 2013	48	12,001,188	12,010,142	8,954
LIFFE 3-Month Euro Swiss Franc	March 2014	17	4,251,254	4,253,098	1,844

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Long Contracts (continued)	Date	Contracts	Trade Date	March 31, 2013	(Depreciation)
Interest Rate Futures (continued)
LIFFE 90-Day Sterling	June 2013	9	$1,119,846	$1,118,801	$(1,045)
LIFFE 90-Day Sterling	September 2013	176	21,903,882	21,879,684	(24,198)
LIFFE 90-Day Sterling	December 2013	181	22,523,093	22,506,303	(16,790)
LIFFE 90-Day Sterling	March 2014	198	24,633,461	24,626,547	(6,914)
LIFFE 90-Day Sterling	June 2014	204	25,371,624	25,373,257	1,633
LIFFE 90-Day Sterling	September 2014	171	21,257,353	21,267,495	10,142
LIFFE 90-Day Sterling	December 2014	133	16,523,594	16,538,978	15,384
LIFFE 90-Day Sterling	March 2015	144	17,880,386	17,901,031	20,645
LIFFE 90-Day Sterling	June 2015	40	4,963,677	4,969,622	5,945
LIFFE 90-Day Sterling	September 2015	38	4,711,833	4,718,006	6,173
LIFFE 90-Day Sterling	December 2015	14	1,734,028	1,737,105	3,077
LIFFE 90-Day Sterling	March 2016	2	247,833	247,757	(76)
SFE 90-Day Australian Bank Accepted Bill	September 2013	20	19,436,600	19,429,867	(6,733)
SFE 90-Day Australian Bank Accepted Bill	December 2013	2	1,945,900	1,944,609	(1,291)
SFE 90-Day Australian Bank Accepted Bill	March 2014	10	9,701,497	9,700,864	(633)
SFE 90-Day Australian Bank Accepted Bill	June 2014	12	11,633,496	11,632,408	(1,088)
SFE 90-Day Australian Bank Accepted Bill	September 2014	11	10,650,805	10,650,375	(430)
SFE 90-Day Australian Bank Accepted Bill	December 2014	7	6,772,171	6,771,729	(442)
TFX 3-Month Euroyen	June 2013	3	74,854,575	74,854,509	(66)
TFX 3-Month Euroyen	September 2013	6	149,743,425	149,743,252	(173)
TFX 3-Month Euroyen	December 2013	15	374,376,475	374,375,864	(611)
TFX 3-Month Euroyen	March 2014	8	199,702,800	199,702,109	(691)
TFX 3-Month Euroyen	June 2014	8	199,642,800	199,642,627	(173)
			2,534,374,360	2,537,281,423	2,907,063

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts	Date	Contracts	Trade Date	March 31, 2013	(Depreciation)
Bond Futures
CBOT U.S. Long Bond	June 2013	(4)	(569,088)	(577,869)	(8,781)
CBOT U.S. Ultra Bond	June 2013	(4)	(625,488)	(630,363)	(4,875)
Eurex 5-Year Euro BOBL	June 2013	(24)	(3,023,842)	(3,046,172)	(22,330)
Eurex 10-Year Euro BUND	June 2013	(15)	(2,147,603)	(2,192,122)	(44,519)
MSE 10-Year Canadian Bond	June 2013	(244)	(32,490,747)	(32,937,183)	(446,436)
SFE 3-Year Australian Bond	June 2013	(88)	(8,536,194)	(8,574,069)	(37,875)
SFE 10-Year Australian Bond	June 2013	(146)	(14,078,471)	(14,281,399)	(202,928)
TSE 10-Year Japanese Treasury Bond	June 2013	(13)	(18,852,022)	(18,968,557)	(116,535)
Commodity Futures
CBOT Corn	May 2013	(6)	(208,959)	(208,534)	425
CBOT Corn	December 2013	(9)	(249,652)	(242,302)	7,350
CBOT Corn	March 2014	(12)	(339,719)	(328,919)	10,800
CBOT Rough Rice	May 2013	(1)	(30,607)	(30,717)	(110)
CBOT Soybean	May 2013	(17)	(1,213,167)	(1,193,980)	19,187
CBOT Soybean Meal	May 2013	(2)	(85,507)	(80,907)	4,600
CBOT Soybean Oil	May 2013	(63)	(1,924,270)	(1,893,958)	30,312
CBOT Soybean Oil	July 2013	(7)	(218,180)	(211,436)	6,744
CBOT Soybean Oil	December 2013	(1)	(29,319)	(29,841)	(522)
CBOT Wheat	May 2013	(52)	(1,861,799)	(1,787,924)	73,875
CBOT Wheat	July 2013	(4)	(147,588)	(138,138)	9,450
CBOT Wheat	December 2013	(2)	(74,707)	(71,320)	3,387
CBOT Wheat	March 2014	(2)	(75,132)	(72,645)	2,487
CME Feeder Cattle	April 2013	(1)	(69,814)	(71,689)	(1,875)
CME Feeder Cattle	May 2013	(6)	(429,485)	(435,210)	(5,725)
CME Lean Hogs	June 2013	(26)	(936,644)	(947,114)	(10,470)
CME Lean Hogs	July 2013	(7)	(254,562)	(254,922)	(360)
CME Live Cattle	April 2013	(1)	(53,205)	(51,555)	1,650
CME Live Cattle	June 2013	(58)	(2,854,617)	(2,885,337)	(30,720)
CME Live Cattle	August 2013	(1)	(49,005)	(50,075)	(1,070)
CMX Copper	May 2013	(49)	(4,277,725)	(4,167,331)	110,394
CMX Gold	June 2013	(53)	(8,490,686)	(8,512,186)	(21,500)
CMX Silver	May 2013	(16)	(2,313,973)	(2,265,805)	48,168
ICE Brent Crude Oil	May 2013	(61)	(6,638,087)	(6,690,997)	(52,910)
ICE Gasoil	April 2013	(1)	(90,397)	(91,497)	(1,100)
ICE Gasoil	May 2013	(81)	(7,426,503)	(7,435,678)	(9,175)
KCBT Hard Red Winter Wheat	May 2013	(22)	(847,759)	(799,321)	48,438
KCBT Hard Red Winter Wheat	July 2013	(2)	(79,373)	(73,210)	6,163
LIFFE Cocoa	May 2013	(6)	(84,559)	(89,801)	(5,242)
LIFFE Cocoa	July 2013	(4)	(57,904)	(59,682)	(1,778)
LIFFE White Sugar	April 2013	(6)	(154,700)	(150,975)	3,725

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts (continued)	Date	Contracts	Trade Date	March 31, 2013	(Depreciation)
Commodity Futures (continued)
LME Aluminum	May 2013	(64)	$(3,123,483)	$(3,035,125)	$88,358
LME Aluminum	June 2013	(58)	(2,850,731)	(2,774,482)	76,249
LME Copper	May 2013	(23)	(4,428,821)	(4,328,140)	100,681
LME Copper	June 2013	(7)	(1,339,485)	(1,319,141)	20,344
LME Lead	May 2013	(1)	(52,454)	(52,586)	(132)
LME Lead	June 2013	(2)	(112,521)	(105,558)	6,963
LME Nickel	May 2013	(5)	(500,738)	(498,773)	1,965
LME Nickel	June 2013	(4)	(398,555)	(399,640)	(1,085)
LME Zinc	May 2013	(9)	(436,323)	(423,833)	12,490
LME Zinc	June 2013	(16)	(787,634)	(757,670)	29,964
MDE Crude Palm Oil	June 2013	(2)	(120,514)	(120,530)	(16)
MGE Red Wheat	May 2013	(2)	(81,923)	(78,010)	3,913
NYBOT Cocoa	May 2013	(10)	(214,194)	(216,954)	(2,760)
NYBOT Cocoa	July 2013	(19)	(410,452)	(415,092)	(4,640)
NYBOT Coffee	May 2013	(67)	(3,528,337)	(3,445,698)	82,639
NYBOT Coffee	July 2013	(1)	(54,370)	(52,364)	2,006
NYBOT Cotton #2	May 2013	(20)	(891,265)	(884,539)	6,726
NYBOT Sugar #11	April 2013	(137)	(2,764,791)	(2,709,373)	55,418
NYBOT Sugar #11	June 2013	(28)	(570,899)	(554,984)	15,915
NYMEX Heating Oil	April 2013	(34)	(4,294,450)	(4,350,999)	(56,549)
NYMEX Heating Oil	May 2013	(2)	(251,933)	(254,760)	(2,827)
NYMEX Natural Gas	April 2013	(18)	(692,604)	(724,284)	(31,680)
NYMEX Natural Gas	May 2013	(24)	(913,944)	(975,784)	(61,840)
NYMEX Platinum	July 2013	(3)	(237,233)	(236,183)	1,050
NYMEX WTI Crude	April 2013	(11)	(1,025,855)	(1,069,495)	(43,640)
NYMEX WTI Crude	May 2013	(69)	(6,372,999)	(6,726,669)	(353,670)
NYMEX WTI Crude	June 2013	(1)	(92,328)	(97,638)	(5,310)
NYMEX WTI Crude	July 2013	(3)	(278,343)	(292,703)	(14,360)
NYMEX WTI Crude	August 2013	(3)	(283,823)	(291,893)	(8,070)
Currency Futures
CME Australian Dollar	June 2013	(6)	(613,980)	(621,210)	(7,230)
CME British Pound	June 2013	(256)	(24,059,981)	(24,263,581)	(203,600)
CME Canadian Dollar	June 2013	(342)	(33,343,880)	(33,587,110)	(243,230)
CME Euro	June 2013	(109)	(17,553,138)	(17,471,164)	81,974
CME Japanese Yen	June 2013	(117)	(15,310,712)	(15,550,218)	(239,506)
CME South African Rand	June 2013	(37)	(2,005,400)	(1,985,837)	19,563
CME Swiss Franc	June 2013	(22)	(2,891,475)	(2,900,119)	(8,644)
SFE New Zealand Dollar	June 2013	(3)	(2,919,600)	(2,919,844)	(244)
Deposit Rate Futures
MSE 3-Month Canadian Bankers' Acceptance	June 2013	(12)	(2,961,648)	(2,961,697)	(49)
MSE 3-Month Canadian Bankers' Acceptance	March 2014	(1)	(246,797)	(246,797)	-
Index Futures
CBOE Volatility Index	April 2013	(1)	(14,827)	(14,197)	630
CBOE Volatility Index	May 2013	(14)	(219,523)	(218,373)	1,150
CME S&P 500® Index	June 2013	(2)	(767,119)	(781,344)	(14,225)
MSE S&P per TSX 60 Index	June 2013	(10)	(1,472,356)	(1,458,003)	14,353
SGX S&P CNX Nifty Index	April 2013	(8)	(91,026)	(91,508)	(482)
SSE OML Stockholm OMXS30 Index	April 2013	(12)	(1,414,740)	(1,416,744)	(2,004)
TSE TOPIX Index	June 2013	(21)	(2,083,945)	(2,191,238)	(107,293)
Interest Rate Futures
CBOT 30-Day Federal Funds	April 2013	(2)	(832,188)	(832,188)	-
CBOT 30-Day Federal Funds	May 2013	(2)	(832,272)	(832,230)	42
CBOT 30-Day Federal Funds	June 2013	(1)	(416,115)	(416,136)	(21)
CBOT 30-Day Federal Funds	July 2013	(1)	(416,136)	(416,115)	21
CME 3-Month Eurodollar	March 2014	(20)	(4,979,020)	(4,978,957)	63
CME 3-Month Eurodollar	June 2014	(17)	(4,230,399)	(4,230,836)	(437)
CME 3-Month Eurodollar	September 2014	(18)	(4,477,059)	(4,477,909)	(850)
CME 3-Month Eurodollar	December 2014	(18)	(4,474,458)	(4,475,433)	(975)
CME 3-Month Eurodollar	March 2015	(10)	(2,484,377)	(2,484,727)	(350)
LIFFE 3-Month Euro Euribor	June 2013	(6)	(1,495,852)	(1,496,349)	(497)
LIFFE 3-Month Euro Euribor	September 2013	(4)	(997,294)	(996,958)	336
LIFFE 3-Month Euro Euribor	December 2013	(3)	(747,673)	(747,465)	208
LIFFE 3-Month Euro Swiss Franc	June 2013	(1)	(249,971)	(250,050)	(79)
LIFFE 3-Month Euro Swiss Franc	September 2013	(1)	(249,996)	(250,180)	(184)
LIFFE 90-Day Sterling	June 2013	(35)	(4,351,940)	(4,352,358)	(418)
LIFFE 90-Day Sterling	September 2013	(1)	(124,359)	(124,359)	-

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2013 (Unaudited)

					Unrealized
	Expiration	Number of	Value At	Value At	Appreciation
Short Contracts (continued)	Date	Contracts	Trade Date	March 31, 2013	(Depreciation)
Interest Rate Futures (continued)
LIFFE 90-Day Sterling	December 2013	(7)	$(870,606)	$(870,625)	$(19)
LIFFE 90-Day Sterling	March 2014	(23)	(2,858,414)	(2,862,175)	(3,761)
LIFFE 90-Day Sterling	June 2014	(24)	(2,981,139)	(2,986,970)	(5,831)
LIFFE 90-Day Sterling	September 2014	(25)	(3,103,213)	(3,111,589)	(8,376)
LIFFE 90-Day Sterling	December 2014	(24)	(2,977,701)	(2,986,476)	(8,775)
SFE 30-Day Australian Interbank Cash Rate	April 2013	(15)	(3,589,339)	(3,588,710)	629
SFE 90-Day Australian Bank Accepted Bill	June 2013	(14)	(13,583,600)	(13,583,043)	557
SFE 90-Day Australian Bank Accepted Bill	September 2013	(5)	(4,849,800)	(4,850,483)	(683)
SFE 90-Day Australian Bank Accepted Bill	December 2013	(9)	(8,731,701)	(8,732,182)	(481)
			(341,876,830)	(343,337,127)	(1,460,297)
TOTAL FUTURES CONTRACTS			$2,192,497,530	$2,193,944,296	$1,446,766

Number
of Contracts		Value
	WRITTEN OPTIONS CONTRACTS
	PUT OPTIONS
(38)	CME British Pound Futures Exercise Price: $145, Expiration Date: May 6, 2013	$(2,138)

	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $14,396)	$(2,138)

AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Yuan
COP - Columbian Peso
CZK - Czech Republic Koruna
EUR - Euro
GBP - British Pound
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - South Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PEN - Peruvian Nuevo Sol
PHP - Philippine Peso
PLN - Polish Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand

See accompanying Notes to Financial Statements.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS
March 31, 2013 (Unaudited)

Note 1 – Organization
Ramius Trading Strategies Managed Futures Fund (the ‘‘Fund’’) was organized as a non-diversified series of Investment Managers Series Trust, a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).  The Fund’s primary investment objective seeks to achieve positive absolute returns in both rising and falling equity markets with an annualized level of volatility that is generally lower than the historic level of volatility experienced by the S&P 500® Index. The Fund commenced investment operations on September 13, 2011.

(a) Consolidation of Subsidiary – Ramius Trading Strategies MF Ltd.
The Consolidated Schedule of Investments of the Ramius Trading Strategies Managed Futures Fund includes the account of Ramius Trading Strategies MF Ltd.  The Ramius Trading Strategies Managed Futures Fund may invest up to 25% of its total assets in Ramius Trading Strategies MF Ltd., a wholly-owned and controlled subsidiary formed under the laws of the Cayman Islands (the “Subsidiary”).  The Subsidiary is advised by Ramius Trading Strategies LLC and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information.  The Subsidiary invests the majority of its assets in limited liability companies or other business entities (each a “Trading Entity” and collectively the “Trading Entities”), the trading of each of which is managed on a discretionary basis by a different third-party commodity trading advisor (a “CTA”) pursuant to such CTA’s commodity-related investment program (a “managed futures program”).  Each Trading Entity is wholly owned by the Subsidiary and thus indirectly wholly owned by the Fund.  The inception date of the Subsidiary was September 20, 2011.  As of March 31, 2013, net assets of the Fund were $119,306,313, of which $27,527,059, or approximately 23.1%, represented the Fund’s ownership of the shares of the Subsidiary.

Note 2 – Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over the counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”).  Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source. Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

A Fund’s assets are valued at their fair market value.  If a market quotation is not readily available for a portfolio security, the security will be valued at fair value (the amount which the Fund might reasonably expect to receive for the security upon its current sale) as determined in good faith by the Fund’s advisor, subject to review and approval by the Valuation Committee, pursuant to procedures adopted by the Board of Trustees.  The actions of the Valuation Committee are subsequently reviewed by the Board at its next regularly scheduled board meeting.  The Valuation Committee meets as needed.  The Valuation Committee is comprised of all the Trustees but action may be taken by any one of the Trustees.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

(b) Forward Contracts
The Fund may utilize forward foreign currency contracts (“forward contracts”) under which it is obligated to exchange currencies on specified future dates at specified rates, and are subject to the translations of foreign exchange rates fluctuations.  All contracts are “marked-to-market” daily and any resulting unrealized gains or losses are recorded as unrealized appreciation or depreciation on foreign currency translations.  The Fund records realized gains or losses at the time the forward contract is settled.  Counterparties to these forward contracts are major U.S. financial institutions.

(e) Futures Contracts
The Fund may enter into futures contracts (including contracts relating to foreign currencies, interest rates, commodities securities and other financial indexes and other commodities), and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges.  The Fund intends primarily to invest in futures contracts and options on them through the Trading Entities.  A futures contract provides for the future sale by one party and the purchase by the other party of a specified amount of a commodity, such as an energy, financial, agricultural or metal commodity, at a specified price, date, time and place. For example, a foreign currency futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. Similarly, an interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest rate sensitive financial instrument (e.g., a debt security) at a specified price, date, time and place.  Securities, commodities and other financial indexes are capitalization weighted indexes that reflect the market value of the securities, commodities or other financial instruments respectively, represented in the indexes. A futures contract on an index is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.

A futures contract held by a Fund is valued daily at the official settlement price on the exchange on which it is traded.  In computing daily net asset value, the Fund will mark to market its open futures positions. The Fund also is required to deposit and to maintain margin with respect to put and call options on futures contracts written by it.  Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund. Although some futures contracts call for making or taking delivery of the underlying assets, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (involving the same exchange, underlying security or index and delivery month).  If an offsetting purchase price is less than the original sale price, a Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss.  Conversely, if an offsetting sale price is more than the original purchase price, a Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss.  The transaction costs also must be included in these calculations.  As discussed below, however, the Fund may not always be able to make an offsetting purchase or sale.  In the case of a physically settled futures contract, this could result in the Fund being required to deliver, or receive, the underlying physical commodity, which could be adverse to the Fund.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

At any time prior to the expiration of a futures contract, the Fund may seek to close the position by seeking to take an opposite position, which would operate to terminate the Fund’s existing position in the contract. Positions in futures contracts and options on futures contracts may be closed out only on the exchange on which they were entered into (or through a linked exchange). No secondary market for such contracts exists. Although the Fund may enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist at any particular time. Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions at an advantageous price and subjecting the Fund to substantial losses. In such event, and in the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin. In such situations, if the Fund had insufficient cash, it might have to sell assets to meet daily variation margin requirements at a time when it would be disadvantageous to do so. In addition, if the transaction is entered into for hedging purposes, in such circumstances the Fund may realize a loss on a futures contract or option that is not offset by an increase in the value of the hedged position. Losses incurred in futures transactions and the costs of these transactions will affect the Fund’s performance.

(f) Futures Options
The Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities and indexes.  A futures option gives the holder the right, in return for the premium paid or received, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price upon expiration of, or at any time during the period of, the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position.  In the case of a put option, the opposite is true.  The Fund, as a writer of an option, may have no control over whether the underlying futures contracts may be sold (call) or purchased (put) and as a result, bears the market risk of an unfavorable change in the valuation of the futures contracts underlying the written option.  The Fund, as a purchaser of an option, bears the risk that the counterparties to the option may not have the ability to meet the terms of the option contract.

Note 3 – Federal Income Taxes
At March 31, 2013, the cost of securities on a tax basis and gross unrealized appreciation and (depreciation) on investments for federal income tax purposes were as follows:

Cost of investments	$100,539,332

Gross unrealized appreciation	$50,358
Gross unrealized depreciation	(2,653)

Net unrealized appreciation on investments	$47,705

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

Note 4 – Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad Levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs to measure fair value may fall into different Levels of the fair value hierarchy.  In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04 Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which amends Fair Value Measurements and Disclosures to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards.  Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2013, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 32	Total
Assets
Investments
Commercial Paper	$-	$43,745,156	$-	$43,745,156
Corporate Bonds	-	28,589,432	-	28,589,432
U.S. Government Agencies	-	23,218,608	-	23,218,608
Purchased Options Contracts	41,104	-	-	41,104
Short-Term Investments	5,033,841	-	-	5,033,841
Total Investments	$5,074,945	$95,553,196	$-	$100,628,141

Ramius Trading Strategies Managed Futures Fund
CONSOLIDATED NOTES TO SCHEDULE OF INVESTMENTS – Continued
March 31, 2013 (Unaudited)

Other Financial Instruments1
Forward Contracts	$-	$1,569,006	$-	$1,569,006
Futures Contracts	5,495,677	-	-	5,495,677
Total Other Financial Instruments	$5,495,677	$-	$-	$7,064,683
Total Assets	$10,570,622	$97,122,202	$-	$107,692,824

Liabilities
Written Options Contracts	$2,138	$-	$-	$2,138
Other Financial Instruments1
Forward Contracts	$-	$1,795,310	$-	$1,795,310
Futures Contracts	4,048,911	-	-	4,048,911
Total Other Financial Instruments	$4,048,911	$1,795,310	$-	$5,844,221
Total Liabilities	$4,051,049	$1,795,310	$-	$5,846,359

1
Other financial instruments are derivative instruments such as futures contracts, forward contracts, and swap contracts.  Futures contracts, forward contracts and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

2	The Fund did not hold any Level 3 securities as of March 31, 2013.

Transfers are recognized at the end of the reporting period. There were no transfers between Levels at period end.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Investment Managers Series Trust
By:	/s/ John P. Zader
Title:	John P. Zader, President
Date:	5/30/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John P. Zader
(Signature and Title)	John P. Zader, President
Date:	5/30/13

By:	/s/ Rita Dam
(Signature and Title)	Rita Dam, Treasurer
Date:	5/30/13